Trade Payables	12 Months Ended
Dec. 31, 2017
Trade Payables [abstract]
TRADE PAYABLES
NOTE 10:	TRADE PAYABLES

a.	Composition:

	December 31,
	2017	2016
	U.S. dollars in thousands

Open accounts	4	15
Checks payable	-	2

	4	17

The carrying amount of trade payables is a reasonable approximation of their fair value because the effect of discounting is immaterial.

b.	The carrying amount of trade payables is denominated in the following currencies:

	December 31,
	2017	2016
	U.S. dollars in thousands

U.S. dollars	-	11
NIS (not linked to the Israeli CPI)	4	6

	4	17